Significant Accounting Policies and Accounting Developments (Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings per share and weighted average number of shares outstanding [Abstract]
Net earnings of Flowserve Corporation	$ 107,316	$ 125,100	$ 107,800	$ 98,732	$ 97,000	$ 112,600	$ 103,900	$ 91,600	$ 80,200	$ 200,441	$ 195,715	$ 428,582	$ 388,290	$ 427,887
Dividends on restricted shares not expected to vest	4			4						7	7	15	16	23
Earnings attributable to common and participating shareholders	$ 107,320			$ 98,736						$ 200,448	$ 195,722	$ 428,597	$ 388,306	$ 427,910
Weighted average shares:
Common stock	53,740,000			55,483,000						53,972,000	55,420,000	55,273,000	55,434,000	55,400,000
Participating securities	255,000			264,000						261,000	281,000	270,000	330,000	440,000
Denominator for basic earnings per common share	53,995,000			55,747,000						54,233,000	55,701,000	55,543,000	55,764,000	55,840,000
Effect of potentially dilutive securities	271,000			495,000						415,000	590,000	559,000	651,000	522,000
Denominator for diluted earnings per common share	54,266,000			56,242,000						54,648,000	56,291,000	56,102,000	56,415,000	56,362,000
Earnings per common share attributable to Flowserve Corporation common shareholders:
Basic	$ 1.99	$ 2.27	$ 1.94	$ 1.77	$ 1.74	$ 2.02	$ 1.86	$ 1.64	$ 1.44	$ 3.70	$ 3.51	$ 7.72	$ 6.96	$ 7.66
Diluted	$ 1.98	$ 2.25	$ 1.92	$ 1.76	$ 1.72	$ 2.00	$ 1.84	$ 1.62	$ 1.42	$ 3.67	$ 3.48	$ 7.64	$ 6.88	$ 7.59
Options to purchase common stock, excluded from dilutive securities												0	0	0